STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
STOCKHOLDERS' EQUITY
Assumptions used in fair value method
Nine Months Ended December 31, 2019
Risk-free interest rates	1.34% - 2.41%
Volatility	87% - 102%
Expected life (years)	5.0 - 6.0
Dividend yield	—%

Year Ended March 31, 2019
Risk-free interest rates	2.73 - 3.01%
Volatility	71% - 112%
Expected life (years)	5.0
Dividend yield	—%

Stock-based compensation
Grantees	Option Shares	Vesting Periods	Total Fair Value of Options	2019 Stock-Based Compensation Expense	Unrecognized expense at March 31, 2019
Consultants	1,280,000	July 25, 2018 to July 24, 2019	$682,240	$466,197	$216,043
Consultants	185,221	January 16, 2019 to January 15, 2022	$336,732	$23,150	$313,582
Chief Executive Officer	64,687	*	$42,761	$42,761	—
Total	1,529,908		$1,061,733	$532,108	$529,625

* Options were fully vested as of the grant date, as disclosed above.

Assumptions used in fair value method of options granted
Year Ended March 31, 2019
Risk-free interest rates	2.54 - 2.82%
Volatility	104% - 110%
Expected life (years)	5.21 - 5.88
Dividend yield	—%

Stock option activity
		Options Outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at April 1, 2019	1,470,092	1,529,908	$0.86
Options granted	(22,686)	22,686	2.25
Balance at June 30, 2019	1,447,406	1,552,594	$0.88
Options granted	(77,800)	77,800	2.25
Balance at September 30, 2019	1,369,606	1,630,394	$0.95
Options granted	(896,049)	896,049	2.25
Balance at December 31, 2019	473,557	2,526,443	$1.41

		Options outstanding
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Prices
Balance at April 1, 2017	—	—	—
Shares authorized under the Plan	3,000,000	—	—
Balance at March 31, 2018	3,000,000	—	$—
Options granted	1,529,908	1,529,908	$0.86
Balance at March 31, 2019	1,470,092	1,529,908	$0.86

Range of outstanding and exercisable options
	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$0.66 - $2.25	2,526,443	9.12	$1.41	1,462,222	$0. 80	$—

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic value
$0.66 - $2.25	1,529,908	9.39	$0.86	918,020	0.68	$—